Debt and Interest Expense - Debt Outstanding Table (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Short-term debt, carrying value	[1]	$ 28,000,000	$ 0
Long-term debt, carrying value	[1]	4,787,381,000	3,492,712,000
WGP RCF [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Principal		28,000,000	28,000,000
Short-term debt, carrying value		28,000,000
Long-term debt, carrying value			28,000,000
WGP RCF [Member] | Revolving Credit Facility [Member] | Valuation, Market Approach [Member] | Level 2 Inputs [Member]
Debt Instrument [Line Items]
Short-term debt, fair value	[2]	28,000,000
Long-term debt, fair value	[2]		28,000,000
Long Term Debt Obligations [Member]
Debt Instrument [Line Items]
Total long-term debt, principal		5,267,493,000	3,616,966,000
Long-term debt, carrying value		5,214,874,000	3,591,678,000
Long Term Debt Obligations [Member] | Valuation, Market Approach [Member] | Level 2 Inputs [Member]
Debt Instrument [Line Items]
Long-term debt, fair value		4,976,815,000	3,721,143,000
Western Gas Partners, LP [Member] | WES RCF [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Principal		220,000,000	370,000,000
Long-term debt, carrying value		220,000,000	370,000,000
Western Gas Partners, LP [Member] | WES RCF [Member] | Revolving Credit Facility [Member] | Valuation, Market Approach [Member] | Level 2 Inputs [Member]
Debt Instrument [Line Items]
Long-term debt, fair value	[2]	$ 220,000,000	$ 370,000,000
Western Gas Partners, LP [Member] | APCWH Note Payable [Member]
Debt Instrument [Line Items]
Interest rate		3.04%	2.09%
Principal		$ 427,493,000	$ 98,966,000
Long-term debt, carrying value		427,493,000	98,966,000
Western Gas Partners, LP [Member] | APCWH Note Payable [Member] | Valuation, Market Approach [Member] | Level 2 Inputs [Member]
Debt Instrument [Line Items]
Long-term debt, fair value		$ 427,493,000	98,966,000
Western Gas Partners, LP [Member] | Senior Notes [Member] | 2.600% Senior Notes due 2018 [Member]
Debt Instrument [Line Items]
Interest rate		2.60%
Debt instrument, maturity date		Aug. 15, 2018
Principal		$ 0	350,000,000
Long-term debt, carrying value		0	349,684,000
Western Gas Partners, LP [Member] | Senior Notes [Member] | 2.600% Senior Notes due 2018 [Member] | Valuation, Market Approach [Member] | Level 2 Inputs [Member]
Debt Instrument [Line Items]
Long-term debt, fair value	[2]	$ 0	350,631,000
Western Gas Partners, LP [Member] | Senior Notes [Member] | 5.375% Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Interest rate		5.375%
Debt instrument, maturity date		Jun. 01, 2021
Principal		$ 500,000,000	500,000,000
Long-term debt, carrying value		496,959,000	495,815,000
Western Gas Partners, LP [Member] | Senior Notes [Member] | 5.375% Senior Notes due 2021 [Member] | Valuation, Market Approach [Member] | Level 2 Inputs [Member]
Debt Instrument [Line Items]
Long-term debt, fair value	[2]	$ 515,990,000	530,647,000
Western Gas Partners, LP [Member] | Senior Notes [Member] | 4.000% Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Interest rate		4.00%
Debt instrument, maturity date		Jul. 01, 2022
Principal		$ 670,000,000	670,000,000
Long-term debt, carrying value		669,078,000	668,849,000
Western Gas Partners, LP [Member] | Senior Notes [Member] | 4.000% Senior Notes due 2022 [Member] | Valuation, Market Approach [Member] | Level 2 Inputs [Member]
Debt Instrument [Line Items]
Long-term debt, fair value	[2]	$ 662,109,000	684,043,000
Western Gas Partners, LP [Member] | Senior Notes [Member] | 3.950% Senior Notes due 2025 [Member]
Debt Instrument [Line Items]
Interest rate		3.95%
Debt instrument, maturity date		Jun. 01, 2025
Principal		$ 500,000,000	500,000,000
Long-term debt, carrying value		492,837,000	491,885,000
Western Gas Partners, LP [Member] | Senior Notes [Member] | 3.950% Senior Notes due 2025 [Member] | Valuation, Market Approach [Member] | Level 2 Inputs [Member]
Debt Instrument [Line Items]
Long-term debt, fair value	[2]	$ 466,135,000	500,885,000
Western Gas Partners, LP [Member] | Senior Notes [Member] | 4.650% Senior Notes due 2026 [Member]
Debt Instrument [Line Items]
Interest rate		4.65%
Debt instrument, maturity date		Jul. 01, 2026
Principal		$ 500,000,000	500,000,000
Long-term debt, carrying value		495,710,000	495,245,000
Western Gas Partners, LP [Member] | Senior Notes [Member] | 4.650% Senior Notes due 2026 [Member] | Valuation, Market Approach [Member] | Level 2 Inputs [Member]
Debt Instrument [Line Items]
Long-term debt, fair value	[2]	$ 483,994,000	520,144,000
Western Gas Partners, LP [Member] | Senior Notes [Member] | 4.500% Senior Notes due 2028 [Member]
Debt Instrument [Line Items]
Interest rate		4.50%
Debt instrument, maturity date		Mar. 01, 2028
Principal		$ 400,000,000	0
Long-term debt, carrying value		394,631,000	0
Western Gas Partners, LP [Member] | Senior Notes [Member] | 4.500% Senior Notes due 2028 [Member] | Valuation, Market Approach [Member] | Level 2 Inputs [Member]
Debt Instrument [Line Items]
Long-term debt, fair value	[2]	$ 377,475,000	0
Western Gas Partners, LP [Member] | Senior Notes [Member] | 4.750% Senior Notes due 2028 [Member]
Debt Instrument [Line Items]
Interest rate		4.75%
Debt instrument, maturity date		Aug. 15, 2028
Principal		$ 400,000,000	0
Long-term debt, carrying value		395,841,000	0
Western Gas Partners, LP [Member] | Senior Notes [Member] | 4.750% Senior Notes due 2028 [Member] | Valuation, Market Approach [Member] | Level 2 Inputs [Member]
Debt Instrument [Line Items]
Long-term debt, fair value	[2]	$ 384,370,000	0
Western Gas Partners, LP [Member] | Senior Notes [Member] | 5.450% Senior Notes due 2044 [Member]
Debt Instrument [Line Items]
Interest rate		5.45%
Debt instrument, maturity date		Apr. 01, 2044
Principal		$ 600,000,000	600,000,000
Long-term debt, carrying value		593,349,000	593,234,000
Western Gas Partners, LP [Member] | Senior Notes [Member] | 5.450% Senior Notes due 2044 [Member] | Valuation, Market Approach [Member] | Level 2 Inputs [Member]
Debt Instrument [Line Items]
Long-term debt, fair value	[2]	$ 522,386,000	637,827,000
Western Gas Partners, LP [Member] | Senior Notes [Member] | 5.300% Senior Notes due 2048 [Member]
Debt Instrument [Line Items]
Interest rate		5.30%
Debt instrument, maturity date		Mar. 01, 2048
Principal		$ 700,000,000	0
Long-term debt, carrying value		686,648,000	0
Western Gas Partners, LP [Member] | Senior Notes [Member] | 5.300% Senior Notes due 2048 [Member] | Valuation, Market Approach [Member] | Level 2 Inputs [Member]
Debt Instrument [Line Items]
Long-term debt, fair value	[2]	$ 605,327,000	0
Western Gas Partners, LP [Member] | Senior Notes [Member] | 5.500% Senior Notes due 2048 [Member]
Debt Instrument [Line Items]
Interest rate		5.50%
Debt instrument, maturity date		Aug. 15, 2048
Principal		$ 350,000,000	0
Long-term debt, carrying value		342,328,000	0
Western Gas Partners, LP [Member] | Senior Notes [Member] | 5.500% Senior Notes due 2048 [Member] | Valuation, Market Approach [Member] | Level 2 Inputs [Member]
Debt Instrument [Line Items]
Long-term debt, fair value	[2]	$ 311,536,000	$ 0

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.
[2]	Fair value is measured using the market approach and Level 2 inputs.